Related party transactions (Details Narrative)	Oct. 08, 2021 USD ($) ft²	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)
Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Annual rent	$ 61,619
Term of the lease	5 years
Area of lease for office space | ft²	27,147
Yefang Zhang. [Member]
Due to related party		$ 611,327	$ 611,327
Loan amount			311,150
Expenses paid by related party			$ 300,177